Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Parenthetical) (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
1 monthly installment [Member]
Per Month Installment Due On Loan Agreement	$ 12,500
3 monthly installment [Member]
Per Month Installment Due On Loan Agreement	17,500
4 monthly installment [Member]
Per Month Installment Due On Loan Agreement	$ 20,000